Vessels and Equipment	12 Months Ended
Dec. 31, 2021
Vessels and Equipment
Vessels and Equipment

13) Vessels and Equipment

As of December 31, 2021 and 2020, Vessels with a book value of $1,598 million and $1,709 million, respectively, are pledged as security for the Partnership’s long-term debt. See Note 15—Long-Term Debt.

		Accumulated	Accumulated
(U.S. Dollars in thousands)	Vessels & equipment	depreciation	impairment	Net Vessels
Vessels, December 31, 2019	$2,129,012	$(451,524)	$—	$1,677,488
Additions	115,277	—	—	115,277
Drydock costs	5,764	—	—	5,764
Disposals	—	—	—	—
Depreciation for the year	—	(89,743)	—	(89,743)
Vessels, December 31, 2020	$2,250,053	$(541,267)	$—	$1,708,786
Additions (1)	14,065	—	—	14,065
Drydock costs	4,235	—	—	4,235
Disposals	(2,641)	2,641	—	—
Depreciation and impairment for the period (2)	—	(99,559)	(29,421)	(128,980)
Vessels, December 31, 2021	$2,265,712	$(638,185)	$(29,421)	$1,598,106
(1)	During the scheduled second renewal survey drydocking of the Bodil Knutsen a ballast water treatment system was installed on the vessel. A Volatile Organic Compounds (VOC) recovery system was installed on the Bodil Knutsen during the fourth quarter of 2021.

(2)	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021. See Note 21—Impairment of Long-Lived Assets.

Drydocking activity for the years ended December 31, 2021 and 2020 is summarized as follows:

(U.S. Dollars in thousands)	At December 31, 2021	At December 31, 2020
Balance at the beginning of the year	$17,106	$18,523
Costs incurred for dry docking	4,235	2,724
Costs allocated to drydocking as part of acquistion of asset	—	3,040
Drydock amortization	(7,883)	(7,181)
Balance at the end of the year	$13,458	$17,106